GENERAL AND ADMINISTRATION (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATION [abstract]
General and administration	$ 50,191	$ 39,386
Workers' participation	954	1,813
General and administrative subtotal	51,145	41,199
Share-based payments	10,311	4,161
Total general and administrative expense	$ 61,456	$ 45,360